FAIR VALUE (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on Recurring Basis

The fair value of the financial assets that were measured and recorded at fair value on a recurring basis are as follows:

	March 31,
	2015				2016
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
	(Yen in millions)
Current Assets:
Investment trusts	¥—	¥12,500	¥—	¥12,500	¥—	¥—	¥—	¥—

Total equity securities	—	12,500	—	12,500	—	—	—	—

Foreign currency forward contracts	—	4,058	—	4,058	—	5,605	—	5,605

Total derivatives	—	4,058	—	4,058	—	5,605	—	5,605

Total current assets	—	16,558	—	16,558	—	5,605	—	5,605

Non-Current Assets:
Marketable equity securities	1,007,629	—	—	1,007,629	1,073,390	—	—	1,073,390

Total equity securities	1,007,629	—	—	1,007,629	1,073,390	—	—	1,073,390

Total non-current assets	1,007,629	—	—	1,007,629	1,073,390	—	—	1,073,390

Total assets	¥1,007,629	¥16,558	¥—	¥1,024,187	¥1,073,390	¥5,605	¥—	¥1,078,995

Current Liabilities:
Foreign currency forward contracts	¥—	¥2,933	¥—	¥2,933	¥—	¥950	¥—	¥950

Total derivatives	—	2,933	—	2,933	—	950	—	950

Total current liabilities	¥—	¥2,933	¥—	¥2,933	¥—	¥950	¥—	¥950

Assets Measured at Fair Value on Non-recurring Basis

The following table presents the financial assets and non-financial assets that were measured and recorded at fair value on a non-recurring basis for the year ended March 31, 2014, 2015 and 2016. The following non-financial assets are classified in all level 3, there is no non-financial asset classified as Level 1 and Level 2.

	Balance at March 31, 2014	Losses for the year ended March 31, 2014	Balance at March 31, 2015	Losses for the year ended March 31, 2015	Balance at March 31, 2016	Losses for the year ended March 31, 2016
	(Yen in millions)
Property, plant and equipment	50	¥(1,518)	¥3,274	¥(2,397)	¥2,432	¥(1,763)
Intangible assets	—	—	3,378	(882)	405	(2,679)
Goodwill	—	(729)	—	(18,456)	—	(14,143)

Fair Values of Financial Instruments and Methods and Assumptions Used to Estimate Fair Value

The fair values of financial instruments and the methods and assumptions used to estimate the fair value are as follows:

	March 31,
	2015		2016
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(Yen in millions)
Assets (a):
Short-term investments in debt and equity securities	¥95,237	¥95,281	¥101,566	¥101,644
Long-term investments in debt and equity securities	1,051,638	1,051,547	1,131,403	1,130,951
Other long-term investments (excluding investments in affiliates and an unconsolidated subsidiary)	16,263	16,263	14,125	14,125

Total	¥1,163,138	¥1,163,091	¥1,247,094	¥1,246,720

Liabilities (b):
Long-term debt (including due within one year)	¥27,322	¥27,322	¥27,631	¥27,631

Total	¥27,322	¥27,322	¥27,631	¥27,631

(a)	For investments with active markets, fair value is based on quoted market prices. For non-marketable equity securities, it is not practicable to estimate the fair value because of the lack of the market price and difficulty in estimating fair value without incurring excessive cost. In addition, Kyocera did not identify any events or changes in circumstances that may have had a significant adverse effect on these investments. The aggregated carrying amounts of these investments included in the above table at March 31, 2015 and 2016 were ¥13,651 million and ¥13,514 million, respectively. Fair value of held-to-maturity investments in debt securities is mainly classified as Level 2.
(b)	Fair value is estimated by discounting cash flows, using current interest rates for instruments with similar terms and remaining maturities, and classified as Level 2.